Document and Entity Information	12 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	ALION SCIENCE & TECHNOLOGY CORP
Entity Central Index Key	0001166568
Entity Filer Category	Non-accelerated Filer